Cover	Oct. 01, 2021
Cover [Abstract]
Entity Registrant Name	UNRIVALED BRANDS, INC
Entity Central Index Key	0001451512
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 01, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-54258
Entity Tax Identification Number	26-3062661
Entity Address Address Line 1	3242 S. Halladay St.
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92705
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Initial Filing to include the required historical financial statements of Silverstreak and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K as well as the related auditor consents and should be read in conjunction with the Initial Filing.